Amount Due to Director (Details Narrative) - USD ($)	Jun. 18, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to director		$ 76,414	$ 30,414	$ 3,140
Custodian Ventures, LLC [Member] | Mr. Xiong Luo [Member]
Payments to related party	$ 15,000